Shareholder Report, Holdings (Details)	Jan. 31, 2025
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | TransCanada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | TransCanada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | TransCanada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Integrity Dividend Summit Fund | Class A [Member] | TransCanada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
Integrity Dividend Summit Fund | Class A [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
Integrity Dividend Summit Fund | Class A [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%
Integrity Dividend Summit Fund | Class A [Member] | AT&T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
Integrity Dividend Summit Fund | Class A [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Integrity Dividend Summit Fund | Class A [Member] | Dow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
Integrity Dividend Summit Fund | Class A [Member] | AES Corp/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
Integrity Dividend Summit Fund | Class A [Member] | Petroleo Brasileiro SA ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Integrity Dividend Summit Fund | Class A [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Integrity Dividend Summit Fund | Class A [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Integrity Dividend Summit Fund | Class A [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Integrity Dividend Summit Fund | Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Dividend Summit Fund | Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Integrity Dividend Summit Fund | Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Integrity Dividend Summit Fund | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Integrity Dividend Summit Fund | Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Integrity Dividend Summit Fund | Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Integrity Dividend Summit Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Integrity Dividend Summit Fund | Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Integrity Dividend Summit Fund | Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Integrity Dividend Summit Fund | Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Integrity Dividend Summit Fund | Class C [Member] | TransCanada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
Integrity Dividend Summit Fund | Class C [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
Integrity Dividend Summit Fund | Class C [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%
Integrity Dividend Summit Fund | Class C [Member] | AT&T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
Integrity Dividend Summit Fund | Class C [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Integrity Dividend Summit Fund | Class C [Member] | Dow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
Integrity Dividend Summit Fund | Class C [Member] | AES Corp/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
Integrity Dividend Summit Fund | Class C [Member] | Petroleo Brasileiro SA ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Integrity Dividend Summit Fund | Class C [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Integrity Dividend Summit Fund | Class C [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Integrity Dividend Summit Fund | Class C [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Integrity Dividend Summit Fund | Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Dividend Summit Fund | Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Integrity Dividend Summit Fund | Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Integrity Dividend Summit Fund | Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Integrity Dividend Summit Fund | Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Integrity Dividend Summit Fund | Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Integrity Dividend Summit Fund | Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Integrity Dividend Summit Fund | Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Integrity Dividend Summit Fund | Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Integrity Dividend Summit Fund | Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Integrity Dividend Summit Fund | Class I [Member] | TransCanada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
Integrity Dividend Summit Fund | Class I [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
Integrity Dividend Summit Fund | Class I [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%
Integrity Dividend Summit Fund | Class I [Member] | AT&T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
Integrity Dividend Summit Fund | Class I [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Integrity Dividend Summit Fund | Class I [Member] | Dow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
Integrity Dividend Summit Fund | Class I [Member] | AES Corp/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
Integrity Dividend Summit Fund | Class I [Member] | Petroleo Brasileiro SA ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Integrity Dividend Summit Fund | Class I [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Integrity Dividend Summit Fund | Class I [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Integrity Dividend Summit Fund | Class I [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Integrity Dividend Summit Fund | Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Dividend Summit Fund | Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Integrity Dividend Summit Fund | Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Integrity Dividend Summit Fund | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Integrity Dividend Summit Fund | Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Integrity Dividend Summit Fund | Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Integrity Dividend Summit Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Integrity Dividend Summit Fund | Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Integrity Dividend Summit Fund | Class I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Integrity Dividend Summit Fund | Class I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | KLA Tencor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Air Products & Chemicals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Blackrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | KLA Tencor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Air Products & Chemicals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Blackrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | KLA Tencor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Air Products & Chemicals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Blackrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.04%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.17%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.94%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.04%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.17%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.94%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.04%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.17%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.94%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Baker Hughes a GE Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | EQT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Coterra EnerCoterra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.70%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Baker Hughes a GE Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | EQT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Coterra EnerCoterra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.70%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Baker Hughes a GE Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | EQT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Coterra EnerCoterra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.70%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Integrity Short Term Government Fund | Class A [Member] | United States Treasury, 4.625% 06/30/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Integrity Short Term Government Fund | Class A [Member] | Ginnie Mae II Pool, 6.500% 09/20/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Integrity Short Term Government Fund | Class A [Member] | Fannie Mae Pool, 5.500% 03/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Integrity Short Term Government Fund | Class A [Member] | Freddie Mac Pool, 6.000% 09/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Integrity Short Term Government Fund | Class A [Member] | Freddie Mac Pool, 5.500% 02/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
Integrity Short Term Government Fund | Class A [Member] | Fannie Mae Pool, 6.000% 12/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Integrity Short Term Government Fund | Class A [Member] | Fannie Mae Pool, 6.000% 07/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Integrity Short Term Government Fund | Class A [Member] | Ginnie Mae II Pool, 6.500% 07/20/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Integrity Short Term Government Fund | Class A [Member] | Freddie Mac Pool, 5.500% 08/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Integrity Short Term Government Fund | Class A [Member] | Ginnie Mae II Pool, 6.500% 08/20/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Integrity Short Term Government Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Integrity Short Term Government Fund | Class A [Member] | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.20%
Integrity Short Term Government Fund | Class A [Member] | U.S. Government Note/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Integrity Short Term Government Fund | Class I [Member] | United States Treasury, 4.625% 06/30/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Integrity Short Term Government Fund | Class I [Member] | Ginnie Mae II Pool, 6.500% 09/20/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Integrity Short Term Government Fund | Class I [Member] | Fannie Mae Pool, 5.500% 03/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Integrity Short Term Government Fund | Class I [Member] | Freddie Mac Pool, 6.000% 09/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Integrity Short Term Government Fund | Class I [Member] | Freddie Mac Pool, 5.500% 02/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
Integrity Short Term Government Fund | Class I [Member] | Fannie Mae Pool, 6.000% 12/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Integrity Short Term Government Fund | Class I [Member] | Fannie Mae Pool, 6.000% 07/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Integrity Short Term Government Fund | Class I [Member] | Ginnie Mae II Pool, 6.500% 07/20/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Integrity Short Term Government Fund | Class I [Member] | Freddie Mac Pool, 5.500% 08/01/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Integrity Short Term Government Fund | Class I [Member] | Ginnie Mae II Pool, 6.500% 08/20/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Integrity Short Term Government Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Integrity Short Term Government Fund | Class I [Member] | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.20%
Integrity Short Term Government Fund | Class I [Member] | U.S. Government Note/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%

[1]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[2]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[3]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.